LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Land Use Rights, Net

	December 31,
	2012	2011
Altira Macau — Medium-term lease (“Taipa Land”)	$143,985	$141,543
City of Dreams — Medium-term lease (“Cotai Land”)	376,122	376,122
Studio City — Medium-term lease (“Studio City Land”)	653,564	549,079

	$1,173,671	$1,066,744
Less: accumulated amortization	(183,687)	(123,776)

Land use rights, net	$989,984	$942,968